Income taxes	3 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
The income tax expense for the interim period has been recognized based on management’s best estimate of the weighted average annual effective tax rate expected for the full fiscal year ending December 31, 2025. Separately, management estimates that the weighted average annual effective tax rate for the interim period ended March 31, 2025, will be 27.0%, compared to 20.8% for the interim period ended March 31, 2024.